UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     December 29, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       none                          none

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $576,818 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     none                          none

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO-CL A    Common           002896207      501     7215 SH  0    Sole    0                7215        0        0
ACCENTURE LTD-CL A             Common           G1150G111     1397    44050 SH  0    Sole    0               40050        0     4000
AETNA INC                      Common           00817Y108     1862    47088 SH  0    Sole    0               46588        0      500
ALTERA CORPORATION             Common           021441100      750    40795 SH  0    Sole    0               40795        0        0
AMERICAN INTERNATIONAL GROUP   Common           026874107    16908   255172 SH  0    Sole    0              236222        0    18950
AMERICAN SAFETY INS HOLDINGS   Common           G02995101      180     9830 SH  0    Sole    0                9830        0        0
ANHEUSER-BUSCH COS INC.        Common           035229103     3592    75610 SH  0    Sole    0               74450        0     1160
ANIKA THERAPEUTICS INC         Common           035255108      268    20120 SH  0    Sole    0               20120        0        0
APACHE CORP                    Common           037411105     1669    26405 SH  0    Sole    0               25975        0      430
ARBITRON INC                   Common           03875Q108      820    22145 SH  0    Sole    0               21970        0      175
AVIS BUDGET GROUP INC          Common           053774105     1698    92861 SH  0    Sole    0               92161        0      700
BIOMET INC                     Common           090613100    17398   540466 SH  0    Sole    0              505251        0    35215
BIOSITE INC                    Common           090945106    10740   232315 SH  0    Sole    0              230715        0     1600
BOSTON PRIVATE FINL HOLDING    Common           101119105      573    20540 SH  0    Sole    0               20540        0        0
BOSTON SCIENTIFIC CORP         Common           101137107    17158  1160107 SH  0    Sole    0             1076789        0    83318
CAPITAL ONE FINANCIAL CORP     Common           14040H105    16836   214036 SH  0    Sole    0              197036        0    17000
CASTLEPOINT HOLDINGS LT-144A   Common           148553209     5797   527000 SH  0    Sole    0              506800        0    20200
CENTENNIAL BANK HOLDINGS INC   Common           151345303      490    50660 SH  0    Sole    0               50660        0        0
CHEVRON CORP                   Common           166764100    17148   264379 SH  0    Sole    0              244524        0    19855
CITIGROUP INC                  Common           172967101    19254   387642 SH  0    Sole    0              363417        0    24225
COMMERCE BANCORP INC/NJ        Common           200519106    16061   437501 SH  0    Sole    0              405951        0    31550
CONSTELLATION BRANDS INC-A     Common           21036P108     1691    58750 SH  0    Sole    0               58425        0      325
COUNTRYWIDE FINANCIAL CORP     Common           222372104    17850   509422 SH  0    Sole    0              473922        0    35500
CVS CORP                       Common           126650100    14082   438423 SH  0    Sole    0              422323        0    16100
CYBERONICS                     Common           23251P102      231    13200 SH  0    Sole    0               13200        0        0
DATAPATH INC-144A              Common           23808R205     1822   165600 SH  0    Sole    0              158700        0     6900
DEVON ENERGY CORPORATION       Common           25179M103     7712   122120 SH  0    Sole    0              121820        0      300
EDWARDS LIFESCIENCES CORP      Common           28176E108    13454   288765 SH  0    Sole    0              281365        0     7400
EMC CORP/MASS                  Common           268648102     1938   161762 SH  0    Sole    0              157762        0     4000
ENDO PHARMACEUT HLDGS INC      Common           29264F205    19122   587480 SH  0    Sole    0              548905        0    38575
ENERGY COAL RESOURCES-144A     Common           29268G209     2003   124400 SH  0    Sole    0              122200        0     2200
EXXON MOBIL CORP               Common           30231G102      329     4908 SH  0    Sole    0                4908        0        0
FBR CAPITAL MARKETS COR-144A   Common           30247C202     3113   207500 SH  0    Sole    0              199000        0     8500
FIDELITY NATIONAL FINL INC     Common           316326107     5042   121046 SH  0    Sole    0              115584        0     5462
FIRST DATA CORP                Common           319963104     1382    32900 SH  0    Sole    0               32435        0      465
FIRST MARBLEHEAD CORP/THE      Common           320771108    27446   396275 SH  0    Sole    0              370575        0    25700
FOREST LABORATORIES INC        Common           345838106    26343   520505 SH  0    Sole    0              491450        0    29055
GENERAL ELECTRIC CO            Common           369604103    17156   486014 SH  0    Sole    0              476239        0     9775
GETTY IMAGES INC               Common           374276103      913    18380 SH  0    Sole    0               18380        0        0
H&R BLOCK INC                  Common           093671105      734    33761 SH  0    Sole    0               33086        0      675
HOLOGIC INC                    Common           436440101     8304   190805 SH  0    Sole    0              174205        0    16600
HOME DEPOT INC                 Common           437076102    12833   353814 SH  0    Sole    0              322114        0    31700
IMS HEALTH INC                 Common           449934108      335    12590 SH  0    Sole    0               12590        0        0
INDYMAC BANCORP INC            Common           456607100    20714   503265 SH  0    Sole    0              465865        0    37400
INPHONIC INC                   Common           45772G105      476    60045 SH  0    Sole    0               60045        0        0
INTL FLAVORS & FRAGRANCES      Common           459506101      658    16646 SH  0    Sole    0               16646        0        0
IOWA TELECOMMUNICATIONS SERV   Common           462594201      287    14505 SH  0    Sole    0               14505        0        0
JM SMUCKER CO/THE-NEW COMMON   Common           832696405      611    12736 SH  0    Sole    0               12736        0        0
KINETIC CONCEPTS INC           Common           49460W208    20463   650455 SH  0    Sole    0              603545        0    46910
MICROSOFT CORP                 Common           594918104    20201   738627 SH  0    Sole    0              679877        0    58750
NEWS CORP-CL A                 Common           65248E104    19473   990995 SH  0    Sole    0              918527        0    72468
PAR PHARMACEUTICAL COS INC     Common           69888P106    17517   960385 SH  0    Sole    0              892450        0    67935
PETROHAWK ENERGY CORP          Common           716495106     2172   208894 SH  0    Sole    0              203494        0     5400
PITNEY BOWES INC               Common           724479100     1498    33757 SH  0    Sole    0               33447        0      310
PLAYTEX PRODUCTS INC           Common           72813P100      506    37765 SH  0    Sole    0               37765        0        0
POGO PRODUCING CO              Common           730448107    13477   329105 SH  0    Sole    0              322855        0     6250
PRICELINE.COM INC              Common           741503403      533    14500 SH  0    Sole    0               14500        0        0
QIAGEN N.V.                    Common           N72482107     1217    76815 SH  0    Sole    0               76265        0      550
RESTORATION HARDWARE INC       Common           760981100     2168   250060 SH  0    Sole    0              247635        0     2425
ROSETTA RESOURCES INC          Common           777779208     3434   200000 SH  0    Sole    0              191800        0     8200
SABRE HOLDINGS CORP-CL A       Common           785905100     1589    67925 SH  0    Sole    0               65725        0     2200
SEI INVESTMENTS COMPANY        Common           784117103    13792   245450 SH  0    Sole    0              237350        0     8100
ST JUDE MEDICAL INC            Common           790849103    18088   512565 SH  0    Sole    0              476590        0    35975
SYNERON MEDICAL LTD            Common           M87245102    18473   799710 SH  0    Sole    0              738060        0    61650
TELEFLEX INC                   Common           879369106     1746    31375 SH  0    Sole    0               30475        0      900
TOWER GROUP INC                Common           891777104    18904   563460 SH  0    Sole    0              537460        0    26000
WATERS CORP                    Common           941848103    14905   329165 SH  0    Sole    0              300715        0    28450
WHITTIER ENERGY CORP           Common           966785305     1184   189500 SH  0    Sole    0              189500        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    27797  1146265 SH  0    Sole    0             1059155        0    87110